SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property and equipment, gross	$ 1,486,468	$ 1,378,258
Less: accumulated depreciation	(380,284)	(280,847)
Property and equipment, net	1,106,184	1,097,411
Electronic Bicycle [Member]
Property and equipment, gross	1,276,700	1,202,605
Furniture and Fixtures [Member]
Property and equipment, gross	74,914	58,395
Vehicles [Member]
Property and equipment, gross	$ 134,854	$ 117,258